Transactions and balances with related parties (Narrative) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan		$ 506,354	$ 479,368
Interest		93,816	61,978
Balance amount		614,449	550,619
Value added tax payables		14,279	9,273
Industrias CH, S.A.B. de C.V. [Member] | USD [Member]
Disclosure of transactions between related parties [line items]
Loan	$ 24,400
Industrias CH, S.A.B. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Loan		186,752	186,752
Borrowings		858,510	780,989
Interest		49,404	37,602
Balance amount		244,061	230,370
Value added tax payables		7,905	6,016
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Disclosure of transactions between related parties [line items]
Amount received		$ 150,233	7,536,068
Balance amount			$ 142,268